Revenue From Contracts With Customers - Summary of the Set Out Below the Disaggregation of the Group's Revenue from Contracts with Customers (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods	₽ 120,792	₽ 81,414	₽ 53,487
Service revenue:
Marketplace commission	44,345	16,503	2,132
Delivery services	2,750	1,761	1,758
Advertising revenue	9,322	3,965	1,421
Travel commissions	429	445	1,187
Other revenue	577	262	119
Total service revenue	57,423	22,936	6,617
Total revenue	178,215	104,350	60,104
At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods	120,792	81,414	53,487
Service revenue:
Marketplace commission	44,345	16,503	2,132
Delivery services	2,219	1,481	1,574
Advertising revenue	0	0	0
Travel commissions	316	425	950
Other revenue	577	262	119
Total service revenue	47,457	18,671	4,775
Total revenue	168,249	100,085	58,262
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods	0	0	0
Service revenue:
Marketplace commission	0	0	0
Delivery services	531	280	184
Advertising revenue	9,322	3,965	1,421
Travel commissions	113	20	237
Other revenue	0	0	0
Total service revenue	9,966	4,265	1,842
Total revenue	₽ 9,966	₽ 4,265	₽ 1,842